Foregiveness of Debt Disclosure (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Forgiveness of debt					$ 0	$ 162,723
Forgiveness of debt	$ 0	$ 0	$ 74,336	$ 0
Debt from service providers
Forgiveness of debt						124,512
Forgiveness of debt			$ 74,336
Reversal of old debt (statute of limitations)
Forgiveness of debt						$ 38,211